Thompson	ATLANTA CINCINNATI COLUMBUS NEW YORK
Hine	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

November 23, 2009

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Natural State Funds

Ladies and Gentlemen:

On behalf of Natural State Funds (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust's Registration Statement on Form N-1A.  Natural State Funds will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP